                OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND
                 Supplement dated February 18, 2005 to the
                       Prospectus dated August 27, 2004

This supplement amends the Prospectus dated August 27, 2004.

This Prospectus is revised as follows:

1.    The  following  paragraph  is  added  to  the  end  of  section  of  the
      Prospectus  captioned "Risks of Foreign Investing" in the section "ABOUT
      THE FUND -  MAIN RISKS OF INVESTING IN THE FUND" on page 5:

         Additionally,  if a fund invests a  significant  amount of its assets in  foreign  securities,  it  might  expose  the  fund to  "time-zone arbitrage"  attempts by  investors  seeking to take  advantage of the differences  in value of foreign  securities  that might  result from events that occur after the close of the  foreign  securities  market on which a foreign  security  is traded and the close of The New York
         Stock  Exchange  that  day,  when  the  Fund's  net  asset  value  is calculated.  If such time-zone  arbitrage were  successful,  it might dilute the interests of other shareholders.  However,  the Fund's use of "fair  value  pricing"  to adjust  the  closing  market  prices of foreign securities under certain  circumstances,  to reflect what the
         Manager  and the  Board  believe  to be  their  fair  value,  and the imposition of redemption fees, may help deter those activities.

2.    The  following  new  section  is  added  to the  end of  section  of the
      Prospectus  captioned  "ABOUT  THE  FUND - HOW THE FUND IS  MANAGED"  on page 11:

         PENDING LITIGATION.  A consolidated  amended complaint has been filed as  putative  derivative  and  class  actions  against  the  Manager,
         Distributor  and  Transfer  Agent,  as well as 51 of the  Oppenheimer funds  (collectively the "funds")  excluding the Fund, 31 present and former  Directors  or Trustees  and 9 present and former  officers of certain  of the Funds.  This  complaint,  filed in the U.S.  District
         Court for the  Southern  District  of New York on January  10,  2005,
         consolidates   into  a  single  action  and  amends  six   individual
         previously-filed  putative  derivative  and class action  complaints.
         Like those prior  complaints,  the complaint alleges that the Manager charged  excessive fees for distribution and other costs,  improperly
         used  assets  of  the  funds  in  the  form  of  directed   brokerage
         commissions  and 12b-1 fees to pay  brokers  to promote  sales of the funds,  and failed to  properly  disclose  the use of fund  assets to make those  payments in violation of the  Investment  Company Act and
         the  Investment   Advisers  Act  of  1940.  Also,  like  those  prior
         complaints,  the complaint  further alleges that by permitting and/or participating  in  those  actions,  the  Directors/Trustees  and  the
         Officers breached their fiduciary duties to Fund  shareholders  under the  Investment  Company Act and at common law. The  complaint  seeks unspecified  compensatory  and punitive  damages,  rescission  of the funds'  investment  advisory  agreements,  an  accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

            The Manager  and the  Distributor  believe the claims  asserted in these law suits to be without  merit,  and intend to defend the suits vigorously.  The Manager and the  Distributor do not believe that the pending  actions are likely to have a material  adverse effect on the
         Fund or on their  ability  to  perform  their  respective  investment advisory or distribution agreements with the Fund.

3.    In the  section  entitled  "How  Can  You  Buy  Class  A  Shares?",  the following  is  added  after  the  chart  depicting  Class A share  sales charges on page 17:

         Due to rounding, the actual sales charge for a particular
         transaction may be higher or lower than the rates listed above.

4.    The  section  titled  "How to  Exchange  Shares"  in the  section of the
      Prospectus  captioned "ABOUT YOUR ACCOUNT" on page 27, should be deleted in its entirety and replaced with the following:

         How to Exchange Shares

         If you  want  to  change  all or part of  your  investment  from  one
         Oppenheimer fund to another,  you can exchange your shares for shares of the  same  class of  another  Oppenheimer  fund  that  offers  the exchange privilege.  For example,  you can exchange Class A shares of the Fund  only for  Class A  shares  of  another  fund.  To  exchange shares, you must meet several conditions:

         o  Shares of the fund  selected  for exchange  must be available  for sale in your state of residence.
         o  The  prospectuses  of the  selected  fund must offer the  exchange privilege.
         o  You must hold the  shares  you buy when you  establish  an account for at least seven days before you can exchange  them.  After your account is open for seven  days,  you can  exchange  shares on any regular business day, subject to the limitations described below.
         o  You must meet the minimum  purchase  requirements for the selected fund.
         o  Generally,   exchanges  may  be  made  only  between   identically
            registered  accounts,  unless  all  account  owners  send  written exchange instructions with a signature guarantee.
         o  Before  exchanging into a fund, you must obtain its prospectus and should read it.

         For tax  purposes,  an exchange of shares of the Fund is considered a sale of those  shares  and a  purchase  of the  shares of the fund to which you are  exchanging.  An exchange  may result in a capital gain or loss.

         You can  find a list of the  Oppenheimer  funds  that  are  currently available for  exchanges in the  Statement of Additional  Information or you can  obtain a list by  calling  a  service  representative  at
         1.800.225.5677.  The funds  available  for  exchange  can change from time to time.  There are a number  of other  special  conditions  and limitations that apply to certain types of exchanges.  In some cases, sales charges may be imposed on exchange transactions.  In general, a contingent  deferred  sales charge (CDSC) is not imposed on exchanges of  shares  that are  subject  to a CDSC.  However,  if you  exchange shares that are subject to a CDSC,  the CDSC  holding  period will be carried over to the acquired  shares,  and the CDSC may be imposed if those  shares are  redeemed  before the end of that  holding  period.
         These  conditions  and  circumstances  are described in detail in the
         "How to  Exchange  Shares"  section in the  Statement  of  Additional
         Information.

         HOW DO YOU SUBMIT  EXCHANGE  REQUESTS?  Exchanges may be requested in writing,  by  telephone  or  the  internet,  or  by  establishing  an
         Automatic Exchange Plan.

         Written Exchange Requests. Send an OppenheimerFunds  Exchange Request
            form,  signed by all owners of the account,  to the Transfer Agent at the  address on the back cover.  Exchanges  of shares for which share  certificates  have been issued  cannot be processed  unless the Transfer Agent receives the certificates with the request.

         Telephone  and  Internet  Exchange   Requests.   Telephone   exchange
            requests  may be made  either by calling a service  representative or by using  PhoneLink by calling  1.800.225.5677.  You may submit
            internet  exchange  requests  on  the  OppenheimerFunds   internet
            website,  at  www.oppenheimerfunds.com.  You must have  obtained a
                          ------------------------
            user I.D.  and  password  to make  transactions  on that  website.
            Telephone  and/or  internet  exchanges  may be made  only  between accounts  that are  registered  with the same name(s) and address.
            Shares for which  share  certificates  have been issued may not be exchanged by telephone or the internet.

         Automatic  Exchange  Plan.  Shareholders  can  authorize the Transfer
            Agent to exchange a pre-determined  amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

         Please  refer  to  "How  to  Exchange  Shares"  in the  Statement  of
         Additional Information for more details.

         ARE  THERE  LIMITATIONS  ON  FREQUENT   PURCHASES,   REDEMPTIONS  AND
         EXCHANGES?

         Risks from Excessive  Purchase,  Redemption  and Short-Term  Exchange
         Activity.  The OppenheimerFunds  exchange privilege affords investors the ability to switch their  investments  among  Oppenheimer funds if their  investment  needs  change.  However,  there are limits on that privilege.  Frequent  purchases,  redemptions  and  exchanges of fund shares may interfere with the Manager's  ability to manage the fund's
         investments   efficiently,   increase  the  fund's   transaction  and
         administrative costs and/or affect the fund's performance,  depending on various  factors,  such as the size of the fund, the nature of its
         investments,   the  amount  of  fund  assets  the  portfolio  manager
         maintains in cash or cash  equivalents,  the aggregate  dollar amount and the number and frequency of trades.  If large dollar  amounts are involved in exchange and/or redemption  transactions,  the Fund might be required to sell  portfolio  securities  at  unfavorable  times to meet  redemption or exchange  requests,  and the Fund's  brokerage or administrative expenses might be increased.

         Therefore,  the Manager and the Fund's Board of Trustees have adopted the following  policies and procedures to detect and prevent frequent and/or excessive exchanges,  and/or purchase and redemption activity, while  balancing the needs of investors who seek liquidity from their investment  and the ability to exchange  shares as  investment  needs change.  There is no  guarantee  that  the  policies  and  procedures described  below will be sufficient  to identify and deter  excessive short-term trading.

o     Timing of  Exchanges.  Exchanged  shares are normally  redeemed from one fund and the  proceeds  are  reinvested  in the fund  selected for exchange on the same  regular  business  day on which the Transfer
            Agent or its agent (such as a financial  intermediary  holding the investor's  shares  in an  "omnibus"  or  "street  name"  account)
            receives an exchange request that conforms to these policies.  The request  must be  received  by the  close  of The New  York  Stock
            Exchange that day,  which is normally 4:00 p.m.  Eastern time, but may be earlier  on some  days.  However,  the  Transfer  Agent may delay the  reinvestment  of proceeds  from an  exchange  for up to five business days if it determines,  in its  discretion,  that an earlier  transmittal of the  redemption  proceeds to the receiving fund  would be  detrimental  to  either  the fund  from  which the exchange is made or the fund to which the exchange is made.

o     Limits  on  Disruptive   Activity.   The  Transfer  Agent  may,  in  its
            discretion,  limit or  terminate  trading  activity by any person, group or account  that it believes  would be  disruptive,  even if the  activity  has  not  exceeded  the  policy  outlined  in  this
            Prospectus.  The  Transfer  Agent  may  review  and  consider  the history  of  frequent  trading  activity  in all  accounts  in the
            Oppenheimer  funds known to be under  common  ownership or control as part of the  Transfer  Agent's  procedures  to detect and deter excessive trading activity.

o     Exchanges  of Client  Accounts by Financial  Advisers.  The Fund and the
            Transfer  Agent permit  dealers and  financial  intermediaries  to submit exchange  requests on behalf of their customers (unless the customer has revoked that authority).  The Distributor  and/or the
            Transfer  Agent  have   agreements  with  a  number  of  financial
            intermediaries  that permit them to submit exchange orders in bulk on behalf of their clients.  Those  intermediaries are required to follow  the  exchange  policy  stated  in this  Prospectus  and to
            comply  with  additional,   more  stringent  restrictions.   Those
            additional   restrictions   include   limitations   on  the  funds
            available for  exchanges,  the  requirement to give advance notice of exchanges to the  Transfer  Agent,  and limits on the amount of client  assets that may be invested in a  particular  fund. A fund or the Transfer  Agent may limit or refuse bulk exchange  requests submitted  by such  financial  intermediaries  if, in the Transfer
            Agent's  judgment,  exercised  in its  discretion,  the  exchanges
            would  be  disruptive  to  any  of  the  funds   involved  in  the
            transaction.

o     Redemptions  of Shares.  These  exchange  policy  limits do not apply to redemptions of shares.  Shareholders are permitted to redeem their shares on any regular  business day,  subject to the terms of this
            Prospectus.  The Fund  assesses a 2% fee on the  proceeds  of Fund shares that are redeemed or  exchanged  within 30 days after their purchase in certain  circumstances.  Further  details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase  Orders.  The  Distributor  and/or
            the Transfer  Agent may refuse any  purchase or exchange  order in their  discretion  and are not obligated to provide  notice before rejecting an order.  The Fund may amend,  suspend or terminate the exchange  privilege at any time.  You will receive 60 days' notice
            of  any  material   change  in  the  exchange   privilege   unless
            applicable law allows otherwise.

o     Right to Terminate or Suspend  Account  Privileges.  The Transfer  Agent
            may  send  a  written  warning  to  direct  shareholders  who  the
            Transfer  Agent  believes may be engaging in excessive  purchases, redemptions  and/or  exchange  activity  and reserves the right to suspend  or  terminate  the  ability  to  purchase  shares  and/or exchange  privileges  for any  account  that  the  Transfer  Agent determines,  in carrying out these policies and in the exercise of its  discretion,  has engaged in disruptive  or excessive  trading activity.

o     Omnibus  Accounts.  If you  hold  your  shares  of the  Fund  through  a financial  intermediary  such  as  a  broker-dealer,  a  bank,  an insurance  company separate  account,  an investment  adviser,  an administrator  or  trustee of a  retirement  plan or 529 plan that holds  your  shares  in an  account  under  its  name  (these  are sometimes  referred to as  "omnibus" or "street  name"  accounts), that financial  intermediary  may impose its own  restrictions  or limitations  to discourage  short-term or excessive  trading.  You should  consult  your  financial  intermediary  to find  out  what trading  restrictions,  including  limitations on exchanges,  they may apply to you.

         While the Fund, the  Distributor,  the Manager and the Transfer Agent
         encourage  financial  intermediaries  to apply the Fund's policies to their  customers  who invest  indirectly  in the Fund,  the  Transfer
         Agent may not be able to apply this  policy to  accounts  such as (a)
         accounts  held in  omnibus  form in the  name of a  broker-dealer  or other  financial  institution,  or (b) omnibus  accounts  held in the name of a retirement  plan or 529 plan trustee or  administrator,  or
         (c)  accounts  held  in the  name  of an  insurance  company  for its
         separate   account(s),   or  (d)  other  accounts   having   multiple
         underlying   owners  but   registered  in  a  manner  such  that  the
         underlying  beneficial  owners  are not  identified  to the  Transfer
         Agent.

         Therefore  the Transfer  Agent might not be able to detect  excessive
         short  term  trading   activity   facilitated   by,  or  in  accounts
         maintained   in,  the  "omnibus"  or  "street  name"  accounts  of  a
         financial  intermediary.  However, the Transfer Agent will attempt to monitor  overall  purchase and redemption  activity in those accounts to seek to identify  patterns that may suggest  excessive  trading by the  underlying  owners.  If evidence of possible  excessive  trading
         activity  is  observed  by  the   Transfer   Agent,   the   financial
         intermediary  that is the  registered  owner  will be asked to review account  activity,  and to confirm to the Transfer Agent and the fund that  appropriate  action  has been taken to  curtail  any  excessive trading  activity.  However,  the Transfer Agent's ability to monitor and deter  excessive  short-term  trading in  omnibus or street  name accounts  ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

         The Fund's Board has adopted  additional  policies and  procedures to detect and prevent frequent and/or  excessive  exchanges and purchase and redemption  activity.  Those  additional  policies and procedures will take effect on June 20, 2005:

o     30-Day  Limit.  A direct  shareholder  may  exchange  all or some of the shares of the Fund held in his or her account to another  eligible
            Oppenheimer  fund once in a 30  calendar-day  period.  When shares are  exchanged  into  another fund  account,  that account will be
            "blocked"  from further  exchanges  into another fund for a period of 30 calendar days from the date of the exchange.  The block will apply  to the full  account  balance  and not  just to the  amount
            exchanged  into  the  account.   For  example,  if  a  shareholder
            exchanged  $1,000  from one fund  into  another  fund in which the shareholder  already owned shares worth $10,000,  then,  following the exchange,  the full account balance  ($11,000 in this example)
            would be blocked  from further  exchanges  into another fund for a period of 30 calendar  days. A "direct  shareholder"  is one whose account  is  registered  on the  Fund's  books  showing  the name, address and tax ID number of the beneficial owner.

o     Exchanges  Into  Money  Market  Funds.  A  direct  shareholder  will  be permitted  to  exchange  shares of a stock or bond fund for shares of a money market fund at any time,  even if the  shareholder  has exchanged  shares  into the stock or bond fund during the prior 30 days.  However,  all of the shares held in that money  market fund would then be blocked  from  further  exchanges  into another fund for 30 calendar days.

o     Dividend  Reinvestments/B  Share Conversions.  Reinvestment of dividends or distributions  from one fund to purchase shares of another fund and the  conversion of Class B shares into Class A shares will not be  considered  exchanges  for  purposes  of  imposing  the 30-day limit.

o     Asset   Allocation.   Third-party   asset   allocation  and  rebalancing
            programs  will be  subject to the 30-day  limit  described  above.
            Asset  allocation  firms  that  want to  exchange  shares  held in accounts on behalf of their customers must identify  themselves to the Transfer  Agent and execute an  acknowledgement  and agreement to  abide by  these  policies  with  respect  to their  customers'
            accounts.   "On-demand"   exchanges   outside  the  parameters  of
            portfolio  rebalancing  programs  will be  subject  to the  30-day
            limit.   However,   investment   programs  by  other   Oppenheimer
            "funds-of-funds"   that  entail   rebalancing  of  investments  in
            underlying Oppenheimer funds will not be subject to these limits.

o     Automatic  Exchange  Plans.  Accounts  that  receive  exchange  proceeds
            through   automatic  or   systematic   exchange   plans  that  are
            established  through the Transfer Agent will not be subject to the
            30-day  block  as  a  result  of  those  automatic  or  systematic exchanges  (but may be blocked  from  exchanges,  under the 30-day limit, if they receive proceeds from other exchanges).

February 18, 2005                                           PS0635.001

             OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND
                 Supplement dated February 18, 2005 to the
        Statement of Additional Information dated August 27, 2004,
                         Revised February 2, 2005

This supplement amends the Statement of Additional Information dated
August 27, 2004.

The Statement of Additional Information is revised as follows:

1.    In the chart titled  "Independent  Trustees" table on page 27, the information  for Peter I. Wold is deleted  and  replaced  with the following:

      -----------------------------------------------------------------------------
      Peter I. Wold,    President of Wold Properties, Inc.        $0     Over
      Chairman of the   (an oil and gas exploration and                  $100,000
      Board since 2004  production company); Vice President,
      and Trustee       Secretary and Treasurer of Wold Trona
      since 2003        Company, Inc. (soda ash processing
      Age: 57           and production); Vice President of
                        Wold Talc Company, Inc. (talc
                        mining); Managing Member,
                        Hole-in-the-Wall Ranch (cattle
                        ranching); formerly Director and
                        Chairman of the Board, Denver Branch
                        of the Federal Reserve Bank of Kansas
                        City (1993 - 1999) and Director of
                        PacifiCorp. (1995 - 1999), an
                        electric utility. Oversees 10
                        portfolios in the OppenheimerFunds
                        complex.
      -----------------------------------------------------------------------------

2.    In the chart titled "Independent  Trustee and Officer" on page 28, the  information  for John Murphy is deleted and replaced with the following:

      -----------------------------------------------------------------------------
      John V. Murphy,   Chairman,  Chief Executive Officer and    $0     Over
      President and     director   (since   June   2001)   and           $100,000
      Trustee since     President  (since  September  2000) of
      2003              the Manager;  President and a director
      Age: 55           or   trustee   of  other   Oppenheimer
                        funds;   President   and  a   director
                        (since   July  2001)  of   Oppenheimer
                        Acquisition   Corp.   (the   Manager's
                        parent   holding   company)   and   of
                        Oppenheimer    Partnership   Holdings,
                        Inc. (a holding company  subsidiary of
                        the   Manager);   a  director   (since
                        November  2001)  of   OppenheimerFunds
                        Distributor,  Inc.  (a  subsidiary  of
                        the Manager);  Chairman and a director
                        (since   July  2001)  of   Shareholder
                        Services,   Inc.  and  of  Shareholder
                        Financial  Services,   Inc.  (transfer
                        agent  subsidiaries  of the  Manager);
                        President  and a director  (since July
                        2001)   of   OppenheimerFunds   Legacy
                        Program (a  charitable  trust  program
                        established   by   the   Manager);   a
                        director of the  following  investment
                        advisory  subsidiaries of the Manager:
                        OFI  Institutional  Asset  Management,
                        Inc.,   Centennial   Asset  Management
                        Corporation,     Trinity    Investment
                        Management   Corporation  and  Tremont
                        Capital   Management,    Inc.   (since
                        November  2001),   HarbourView   Asset
                        Management    Corporation    and   OFI
                        Private Investments,  Inc. (since July
                        2001);  President  (since  November 1,
                        2001)  and  a  director   (since  July
                        2001)  of   Oppenheimer   Real   Asset
                        Management,   Inc.;   Executive   Vice
                        President  (since  February  1997)  of
                        Massachusetts  Mutual  Life  Insurance
                        Company    (the    Manager's    parent
                        company);   a  director   (since  June
                        1995) of DLB  Acquisition  Corporation
                        (a  holding   company  that  owns  the
                        shares  of Babson  Capital  Management
                        LLC);  a  member  of  the   Investment
                        Company     Institute's    Board    of
                        Governors   (elected   to  serve  from
                        October 3, 2003 through  September 30,
                        2006).   Formerly,   Chief   Operating
                        Officer (September  2000-June 2001) of
                        the  Manager;  President  and  trustee
                        (November  1999-November  2001) of MML
                        Series  Investment Fund and MassMutual
                        Institutional      Funds     (open-end
                        investment   companies);   a  director
                        (September  1999-August  2000) of C.M.
                        Life  Insurance  Company;   President,
                        Chief  Executive  Officer and director
                        (September  1999-August  2000)  of MML
                        Bay State Life  Insurance  Company;  a
                        director  (June   1989-June  1998)  of
                        Emerald   Isle  Bancorp  and  Hibernia
                        Savings    Bank    (a     wholly-owned
                        subsidiary  of Emerald Isle  Bancorp).
                        Oversees     62      portfolios     as
                        Trustee/Director   and  21  additional
                        portfolios    as    Officer   in   the
                        OppenheimerFunds complex.

      -----------------------------------------------------------------------------

3.    In the chart in the section titled  "Remuneration  of Trustees" on page  31,  the  information  for  Peter  I.  Wold is  deleted  and replaced with the following:

      -----------------------------------------------------------------------------
      Peter I. Wold                                             $19,500
      Chairman of the Board, Trustee      $1,778
      and Audit Committee Member
      -----------------------------------------------------------------------------

4.    Effective  March 18,  2005,  the  first  three  paragraphs  of the section entitled  "Letters of Intent" on page 49 are replaced with the following:

         Letters of  Intent.  Under a Letter of Intent  ("Letter"),  you
         can  reduce  the  sales   charge  rate  that  applies  to  your
         purchases  of Class A shares if you  purchase  Class A, Class B or  Class C  shares  of the  Fund or  other  Oppenheimer  funds during a 13-month  period.  The total amount of your  purchases of  Class A,  Class B and  Class C shares  will  determine  the sales charge rate that applies to your Class A share  purchases during that period.  You can choose to include  purchases  made up to 90 days before the date of the Letter.  Class A shares of
         Oppenheimer  Money  Market  Fund,  Inc.  and  Oppenheimer  Cash
         Reserves  fund on which you did not pay a sales  charge and any
         Class N shares you purchase,  or may have  purchased,  will not be counted  towards  satisfying  the  purchases  specified in a
         Letter.

               A Letter is an  investor's  statement  in  writing to the
         Distributor  of his or her  intention  to  purchase a specified value of Class A,  Class B and  Class C shares  of the Fund and other  Oppenheimer  funds during a 13-month period (the "Letter
         period").   At  the  investor's   request,   this  may  include
         purchases  made up to 90 days prior to the date of the  Letter.
         The  Letter  states  the  investor's   intention  to  make  the
         aggregate  amount of purchases of shares  which,  when added to the  investor's  holdings of shares of those funds,  will equal or exceed the amount  specified in the Letter.  Purchases  made by  reinvestment  of dividends or capital  gains  distributions and  purchases  made at net asset value  (i.e.  without a sales charge)  do not  count  toward  satisfying  the  amount  of the
         Letter.

               Each  purchase of Class A shares under the Letter will be
         made at the offering  price  (including  the sales charge) that would  apply to a single  lump-sum  purchase  of  shares in the amount intended to be purchased under the Letter.

5.    The  following  is  added  to  the  end of  the  section  entitled
      "Waivers  of Initial  and  Contingent  Deferred  Sales  Charges in
      Certain Transactions" on page C-4 of Appendix C.

|_|   Shares purchased in amounts of less than $5.

February 18 2005                                                PXS0635.001